MAJOR CUSTOMERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Major Customers
Number of customers with the largest receivable balances	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues	$ 220,566,017	$ 56,430,779	$ 43,259,305
Net revenue | Customer concentration risk | Company B
Major Customers
Total net revenues	196,538,334
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	15.00%	10.00%
Accounts Receivable, Net	$ 42,655,751	$ 25,276,990
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	7.00%	8.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	6.00%	8.00%